ACCRUED EXPENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses	$ 8,248,000	$ 8,298,000
Administrative expenses	8,070,000	6,555,000
Interest expense	3,094,000	7,045,000
Provision for taxes	1,001,000	8,744,000
Accrued expenses	20,413,000	30,642,000
Cash paid for lease termination	$ 6,000,000	$ 6,000,000